Equity (Details Textual)		12 Months Ended
	Feb. 27, 2015 USD ($) Shareholders	Jun. 30, 2015 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2014 USD ($)
Equity (Textual)
Variable interest entity, description		VIEs is required to set aside at least 10% of its after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital.
Statutory reserves		$ 3,922,228		$ 3,771,665
Net assets		$ 47,875,838		$ 37,762,853
Reverse stock split	4-for-5
Dividends declared			$ 23,105,193
Number of shareholders | Shareholders	5
Conversion into ordinary shares	$ 9,892,692